Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,715,000.00
Previously Paid Amount	0.00
Total Fee Amount	69,010.65
Total Offset Amount	69,010.65
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 499,715,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true